Trade and other receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Cost reimbursements	$ 23	$ 26